UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                                                  APRIL 30, 2005


--------------------------------------------------------------------------------

[GRAPHIC OMITTED]             THE TS&W PORTFOLIOS
                               SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                         THE ADVISORS' INNER CIRCLE FUND



[] TS&W EQUITY PORTFOLIO
[] TS&W FIXED INCOME PORTFOLIO
[] TS&W INTERNATIONAL EQUITY PORTFOLIO

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS
                                                             APRIL 30, 2005

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholder Letter .................................................      1

Statements of Net Assets
     Equity Portfolio ..............................................      6
     Fixed Income Portfolio ........................................     11
     International Equity Portfolio ................................     18

Statements of Operations ...........................................     23

Statements of Changes in Net Assets
     Equity Portfolio ..............................................     24
     Fixed Income Portfolio ........................................     25
     International Equity Portfolio ................................     26

Financial Highlights
     Equity Portfolio ..............................................     27
     Fixed Income Portfolio ........................................     28
     International Equity Portfolio ................................     29

Notes to Financial Statements ......................................     30

Disclosure of Portfolio Expenses ...................................     39

Approval of Investment Advisory Agreements .........................     41

--------------------------------------------------------------------------------
The  Portfolios  file their  complete  schedules of portfolio  holdings with the
Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Portfolios' Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisers' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-4TSW-FUN; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

April 30, 2005

Dear Shareholders:

We are pleased to provide you with our semi-annual report for the period ended April 30, 2005 on the TS&W Portfolios managed by Thompson, Siegel & Walmsley, Inc. (TS&W).

On April 30, 2005 the Equity Portfolio's total net assets were $46,350,265, the Fixed Income Portfolio's total net assets were $30,285,116 and the International Equity Portfolio's total net assets were $55,746,281.

Participants in these Portfolios include the TS&W retirement plan, TS&W investment advisory clients, and others seeking investment management direction from TS&W. We encourage our clients to pursue a balanced investment approach, and where appropriate utilize a combination of these Portfolios to achieve their specific investment objectives.

The Portfolios are managed by the TS&W team of investment professionals utilizing the same investment philosophy and decision-making process which has been in place at our firm for over three decades. We pursue a conservative approach that emphasizes relative values in the selection of securities. We stress quality securities and a diversified approach in structuring portfolios.

Our decision-making process focuses on fundamental analysis of economic sectors, industries, and companies; and determination of absolute and relative values in the market. We have significantly expanded our capabilities in the last few years through the addition of several experienced analysts to our investment firm. Our long-term goal is to achieve above-average results at below-average levels of risk over a complete economic or market cycle.

TS&W EQUITY PORTFOLIO

The Thompson, Siegel & Walmsley Equity Portfolio gained 4.10% after fees and expenses in the six month fiscal period ended April 30, 2005. This compares favorably with the 3.28% return for the S&P 500 Index, our benchmark index, over the same period. For the most recent three month period the Equity Portfolio declined -0.56% net of fees and expenses, while the benchmark index return was down -1.61%. The lackluster returns produced by the stock market over the last six months are a mild surprise given the mostly favorable economic conditions and strong corporate profit growth observed over this time.

Owning Energy, Materials and Industrial stocks, which produced exceptional profit and cash flow growth during periods of robust global economic expansion and rising inflation, helped the Equity Portfolio to good relative performance over the past six months. As we enter the second half of our fiscal year, our portfolio remains well-represented in these areas because we believe the prices of the stocks we own still do not fully reflect the substantial growth prospects that the companies enjoy. Despite this exposure to cyclical names, our portfolio is well-diversified, with significant investments in sectors like Health Care that are less sensitive to economic activity.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

TS&W expects the U.S. economy to continue to expand at a moderate pace. The rate of inflation has picked up from historically low levels in recent months, a trend we first noted at this time last year. We believe inflation will remain contained and that the Federal Reserve will complete its "measured" monetary tightening sometime this fall. The real question for stocks then will be whether corporate profit growth stalls completely or settles into a sustainable growth pace. The recent contraction in stock prices is consistent with a significant downturn in profits. We believe, on the other hand, that corporate profits, particularly for the companies in our portfolio, will do better than that. We also observe that stocks are reasonably valued at current levels, especially relative to bond prices. Accordingly, our outlook is optimistic despite the overall market's presently sullen mood.

In managing the TS&W Equity Portfolio, Thompson, Siegel & Walmsley seeks to consistently outperform the benchmark S&P 500 Index. Our experienced investment team employs a disciplined, value investment philosophy that emphasizes independent fundamental research and collaborative decision-making. We work to control risk through broad diversification and by investing in stocks priced at a significant discount to fair value. We believe this process can produce good results under a wide variety of market conditions.

TS&W FIXED INCOME PORTFOLIO

The TS&W Fixed Income Portfolio returned -0.38% for the quarter and 0.38% for six months ended April 30, 2005. The Portfolio's benchmark, the Lehman Brothers Aggregate Bond Index, returned 0.24% and 0.98% respectively during the same period. The Federal Reserve continued raising short-term interest rates in an effort to make monetary policy less accommodative. The Fed Funds rate stands at 3.00% up from 1.00% before the tightening cycle began. Long-term interest rates, however, have fallen as inflation, while trending higher, remains fairly benign. The 10-year Treasury yield is 4.2%, unchanged since December 31, 2004.

The TS&W Fixed Income Portfolio's duration at the end of the quarter was 4.2 years with an average maturity of 6.5 years. The duration of the benchmark index was 4.4 years with an average maturity of 6.4 years. At quarter end, 16.3% of the Portfolio's assets were invested in Treasury or agency securities, 42.1% in corporate bonds, 38.8% in mortgage-backed bonds, and 2.8% in cash equivalents. The average credit rating of the portfolio is AA3.

We believe the Fed will continue to raise short-term interest rates at a "measured" pace, however they will be increasingly sensitive to any potential economic slowdown which would lead to a pause in the tightening cycle. The yield curve should remain relatively flat with long-term interest rates being range-bound. The TS&W Fixed Income Portfolio will continue to focus on yield as the main driver of return in the months ahead.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

TS&W INTERNATIONAL EQUITY PORTFOLIO

The Portfolio returned 6.92% for the six-month period ended April 30, 2005 while EAFE rose 8.71% during that same period. The TS&W International Equity Portfolio declined -0.80% after all fees and expenses for the three-month period ended April 30, 2005. The Morgan Stanley Capital International EAFE Index ("EAFE"), our benchmark index, fell -0.69%.

The US Dollar strengthened slightly over the last quarter, reducing stated returns by about 0.3%. For the six month period, it had a more substantial effect, aiding performance by about 2.3%.

The quarter was characterized more by sector movements than geographic ones. Oil and natural gas prices buoyed companies in the Energy sector, while economic worries helped more defensive sectors like Health Care and Utilities. The UK, with its disproportionate mix of energy, pharmaceuticals and water utilities, was a strong performer.

On the other side of the coin were sectors like Technology, which has long lead times, or Consumer Discretionary, which is reliant on consumer spending. Japan has many large companies in those sectors and did relatively poorly.

The TS&W International Portfolio continues to seek broad diversification by geographic region and economic sectors. The recent and pronounced market volatility among economic sectors argues for sound diversification. We believe the Portfolio is well positioned to participate in any recovery in stock market sentiment.


Respectfully submitted,

/s/ Horace P. Whitworth

Horace P. Whitworth, CFA, CPA
Senior Vice President

This represents the managers' assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

                 TS&W EQUITY TOP TEN HOLDINGS AT APRIL 30, 2005
                        (AS A PERCENTAGE OF NET ASSETS)

1. General Electric (3.64%)                  6. Citigroup (3.05%)
2. BP ADR (3.33%)                            7. Nestle ADR (3.03%)
3. Praxair (3.30%)                           8. Microsoft (2.83%)
4. Abbott Laboratories (3.28%)               9. Home Depot (2.74%)
5. ChevronTexaco (3.06%)                    10. Andarko Petroleum (2.73%)

          TS&W INTERNATIONAL EQUITY TOP TEN HOLDINGS AT APRIL 30, 2005
                         (AS A PERCENTAGE OF NET ASSETS)

1. iShares MSCI Japan Index Fund (4.07%)     6. Vodafone Group (1.99%)
2. Adidas-Salomon (2.09%)                    7. BP ADR (1.98%)
3. Brambles Industries (2.02%)               8. AXA (1.97%)
4. ENI (2.02%)                               9. Tesco (1.97%)
5. Total (2.00%)                            10. Li & Fung (1.97%)

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

LEHMAN BROTHERS AGGREGATE BOND INDEX is a fixed-income market value-weighted index that combines the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes fixed-rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million.

LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX is an unmanaged fixed income market value-weighted index that combines the Government and Credit Bond Indices, including U.S. government treasury securities, corporate and yankee bonds.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFEINDEX is an unmanaged index comprised of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 COMPOSITE INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 98.4%
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                           ------      ------
ADVERTISING -- 1.8%
   Omnicom Group .......................................   10,150   $   841,435
                                                                    -----------
BANKS -- 5.7%
   Bank of America .....................................   16,700       752,168
   National City .......................................   20,000       679,200
   PNC Financial Services Group ........................    9,100       484,393
   Wells Fargo .........................................   12,000       719,280
                                                                    -----------
                                                                      2,635,041
                                                                    -----------
BASIC INDUSTRIES -- 1.9%
   Republic Services ...................................   25,000       865,000
                                                                    -----------
CHEMICALS -- 7.3%
   Air Products & Chemicals ............................   11,250       660,712
   Nova Chemicals ......................................   14,400       467,568
   PPG Industries ......................................   10,400       702,520
   Praxair .............................................   32,650     1,529,000
                                                                    -----------
                                                                      3,359,800
                                                                    -----------
COMPUTERS & SERVICES -- 6.6%
   First Data ..........................................   28,300     1,076,249
   Hewlett-Packard .....................................   32,330       661,795
   Microsoft ...........................................   51,800     1,310,540
                                                                    -----------
                                                                      3,048,584
                                                                    -----------
FINANCIAL SERVICES -- 7.0%
   Citigroup ...........................................   30,066     1,411,899
   Goldman Sachs Group .................................    8,650       923,734
   Merrill Lynch .......................................   17,025       918,158
                                                                    -----------
                                                                      3,253,791
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 3.0%
   Nestle ADR ..........................................   21,350     1,403,365
                                                                    -----------
GAS/NATURAL GAS -- 3.6%
   KeySpan .............................................   24,000       910,320
   Sempra Energy .......................................   18,500       747,030
                                                                    -----------
                                                                      1,657,350
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                            ------      ------
HEALTH CARE -- 1.3%
   Coventry Health Care* ...............................    9,000   $   615,870
                                                                    -----------
INSURANCE -- 4.9%
   Allstate ............................................   20,900     1,173,744
   St Paul Travelers ...................................   30,212     1,081,590
                                                                    -----------
                                                                      2,255,334
                                                                    -----------
LABORATORY EQUIPMENT -- 0.9%
   Fisher Scientific International* ....................    7,300       433,474
                                                                    -----------
MANUFACTURING -- 3.6%
   General Electric ....................................   46,650     1,688,730
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 3.5%
   Baxter International ................................   20,300       753,130
   Laboratory Corp Of America Holdings* ................   18,000       891,000
                                                                    -----------
                                                                      1,644,130
                                                                    -----------
METALS & MINING -- 2.5%
   Phelps Dodge ........................................   13,575     1,165,414
                                                                    -----------
MULTIMEDIA -- 1.5%
   Time Warner* ........................................   41,300       694,253
                                                                    -----------
PAPER & PAPER PRODUCTS -- 2.6%
   Kimberly-Clark ......................................   18,950     1,183,427
                                                                    -----------
PETROLEUM & FUEL PRODUCTS -- 12.5%
   Anadarko Petroleum ..................................   17,300     1,263,592
   BJ Services .........................................   13,800       672,750
   BP ADR ..............................................   25,350     1,543,815
   ChevronTexaco .......................................   27,268     1,417,936
   Patterson-UTI Energy ................................   37,500       898,875
                                                                    -----------
                                                                      5,796,968
                                                                    -----------
PHARMACEUTICALS -- 3.3%
   Abbott Laboratories .................................   30,950     1,521,502
                                                                    -----------
PRINTING & PUBLISHING -- 2.1%
   Gannett .............................................   12,800       985,600
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                           ------      ------
RETAIL -- 9.4%
   CVS .................................................   23,350   $ 1,204,393
   Darden Restaurants ..................................   26,200       786,000
   Home Depot ..........................................   35,950     1,271,552
   Target ..............................................   23,500     1,090,635
                                                                    -----------
                                                                      4,352,580
                                                                    -----------
STEEL & STEEL WORKS -- 1.9%
   Nucor ...............................................   17,300       884,030
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 6.4%
   SBC Communications ..................................   45,000     1,071,000
   Telefonaktiebolaget LM Ericsson ADR .................   33,100       974,795
   Verizon Communications ..............................   25,250       903,950
                                                                    -----------
                                                                      2,949,745
                                                                    -----------
TRANSPORTATION SERVICES -- 5.1%
   Burlington Northern Santa Fe ........................   14,500       699,625
   Norfolk Southern ....................................   31,500       989,100
   United Parcel Service ...............................    9,300       663,183
                                                                    -----------
                                                                      2,351,908
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $39,386,481) ...............................             45,587,331
                                                                    -----------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.1%
--------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT     VALUE
                                                           ------     ------
   Morgan Stanley
      2.500%, dated 04/29/05, to be repurchased
      on 05/02/05, repurchase price $518,280
      (collateralized by U.S. Treasury obligations,
      par value $409,015, 3.625%, 01/15/08,
      with a total market value $528,260)
      (Cost $517,892) .................................. $517,892       517,892
                                                                    -----------
   TOTAL INVESTMENTS -- 99.5%
      (Cost $39,904,373) ...............................             46,105,223
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES --  0.5%
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                        ------
   Payable for Investment Securities Purchased .........            $  (661,234)
   Receivable for Investment Securities Sold ...........                713,895
   Payable for Fund Shares Redeemed ....................                (10,000)
   Due to Custodian ....................................                (10,077)
   Investment Advisory Fees Payable ....................                (28,857)
   Administration Fees Payable .........................                (10,094)
   Trustees' Fees Payable ..............................                 (2,263)
   Other Assets and Liabilities, Net ...................                253,672
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ..................                245,042
                                                                    -----------
   NET ASSETS -- 100.0% ................................            $46,350,265
                                                                    ===========
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital .....................................            $40,338,018
   Undistributed net investment income .................                 53,251
   Accumulated net realized loss on investments ........               (241,854)
   Net unrealized appreciation on investments ..........              6,200,850
                                                                    -----------
   NET ASSETS ..........................................            $46,350,265
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
   (unlimited authorization -- no par value) ...........              3,794,461
                                                                    ===========
   NET ASSET VALUE, Offering and Redemption
      Price Per Share -- Institutional Class ...........                 $12.22
                                                                         ======
   *  NON-INCOME PRODUCING SECURITY
 ADR  AMERICAN DEPOSITARY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
At April 30, 2005 sector diversification of the Portfolio was as follows:

                                                          % OF
SECTOR DIVERSIFICATION                                 NET ASSETS      VALUE
----------------------                                 ----------    ---------
COMMON STOCK
Petroleum & Fuel Products ...........................    12.5%     $ 5,796,968
Retail ..............................................     9.4%       4,352,580
Chemicals ...........................................     7.3%       3,359,800
Financial Services ..................................     7.0%       3,253,791
Computers & Services ................................     6.6%       3,048,584
Telephones & Telecommunications .....................     6.4%       2,949,745
Banks ...............................................     5.7%       2,635,041
Transportation Services .............................     5.1%       2,351,908
Insurance ...........................................     4.9%       2,255,334
Manufacturing .......................................     3.6%       1,688,730
Gas/Natural Gas .....................................     3.6%       1,657,350
Medical Products & Services .........................     3.5%       1,644,130
Pharmaceuticals .....................................     3.3%       1,521,502
Food, Beverage & Tobacco ............................     3.0%       1,403,365
Paper & Paper Products ..............................     2.6%       1,183,427
Metals & Mining .....................................     2.5%       1,165,414
Printing & Publishing ...............................     2.1%         985,600
Steel & Steel Works .................................     1.9%         884,030
Basic Industries ....................................     1.9%         865,000
Advertising .........................................     1.8%         841,435
Multimedia ..........................................     1.5%         694,253
Health Care .........................................     1.3%         615,870
Laboratory Equipment ................................     0.9%         433,474
                                                        -----      -----------
TOTAL COMMON STOCK ..................................    98.4%      45,587,331
REPURCHASE AGREEMENT ................................     1.1%         517,892
                                                        -----      -----------
TOTAL INVESTMENTS ...................................    99.5%      46,105,223
TOTAL OTHER ASSETS AND LIABILITIES ..................     0.5%         245,042
                                                        -----      -----------
NET ASSETS ..........................................   100.0%     $46,350,265
                                                        =====      ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 CORPORATE OBLIGATIONS -- 41.6%
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                          ------        ------
AUTOMOTIVE -- 0.8%
   General Motors
      8.250%, 07/15/23 ..............................  $  315,000   $   241,004
                                                                    -----------
BUILDING & CONSTRUCTION -- 1.6%
   Ryland
      5.375%, 01/15/15 ..............................     500,000       497,050
                                                                    -----------
COAL MINING -- 0.5%
   Massey Energy
      6.625%, 11/15/10 ..............................     150,000       150,000
                                                                    -----------
COMMERCIAL BANKS -- 3.4%
   SunTrust Banks
      6.000%, 01/15/28 ..............................     415,000       461,323
   Wachovia
      6.605%, 10/01/25 ..............................     143,000       163,914
   Wells Fargo
      2.770%, 03/10/08 ..............................     390,000       389,835
                                                                    -----------
                                                                      1,015,072
                                                                    -----------
DRUGS -- 1.0%
   Schering-Plough
      6.750%, 12/01/33 ..............................     260,000       301,576
                                                                    -----------
ELECTRICAL SERVICES -- 1.4%
   General Electric Capital, Ser A, MTN
      6.750%, 03/15/32 ..............................     345,000       411,718
                                                                    -----------
FINANCIAL SERVICES -- 15.4%
   Allstate
      3.500%, 07/30/07 ..............................     100,000        98,724
   American General Finance
      3.875%, 10/01/09 ..............................     180,000       174,658
   CIT Group
      4.250%, 02/01/10 ..............................     320,000       314,973
   Deluxe
      3.500%, 10/01/07 ..............................     265,000       259,144
   Dow Jones
      7.750%, 12/29/09 ..............................     400,000       390,000
   International Lease Finance
      4.500%, 05/01/08 ..............................     260,000       259,415

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                          ------        ------
FINANCIAL SERVICES -- CONTINUED
   JP Morgan Chase
      2.770%, 01/25/08 ..............................   $ 250,000   $   249,965
   Lehman Brothers Holdings
      4.250%, 01/27/10 ..............................     300,000       295,950
   Merrill Lynch
      2.990%, 02/05/10 ..............................     465,000       465,336
   Metlife
      5.000%, 11/24/13 ..............................     600,000       605,327
   Morgan Stanley
      4.750%, 04/01/14 ..............................     455,000       439,778
   SLM, Ser A, MTN
      5.000%, 10/01/13 ..............................     525,000       527,949
   Washington Mutual
      4.375%, 01/15/08 ..............................     425,000       425,108
   Xerox Capital Trust I
      8.000%, 02/01/27 ..............................     150,000       151,500
                                                                    -----------
                                                                      4,657,827
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 2.6%
   Community Health
      6.500%, 12/15/12 ..............................     250,000       245,000
   Triad Hospitals
      7.000%, 05/15/12 ..............................     225,000       230,625
   Unitedhealth Group
      5.000%, 08/15/14 ..............................     310,000       314,345
                                                                    -----------
                                                                        789,970
                                                                    -----------
MISCELLANEOUS BUSINESS SERVICES -- 4.1%
   Dow Jones CDX
      8.000%, 12/29/09 ..............................     500,000       486,250
   EOP Operating
      6.763%, 06/15/07 ..............................     536,000       561,460
   Scientific Games
      6.250%, 12/15/12 ..............................     200,000       196,000
                                                                    -----------
                                                                      1,243,710
                                                                    -----------
PAPER & FOREST PRODUCTS -- 0.3%
   Boise Cascade
      7.125%, 10/15/14 ..............................     100,000        95,000
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                          ------        ------
PETROLEUM & FUEL PRODUCTS -- 4.3%
   Anadarko Finance, Ser B
      7.500%, 05/01/31 ..............................  $  400,000   $   502,120
   Conoco
      6.950%, 04/15/29 ..............................     335,000       408,281
   Giant Industries
      8.000%, 05/15/14 ..............................     200,000       201,000
   Stone Energy
      6.750%, 12/15/14 ..............................     200,000       190,000
                                                                    -----------
                                                                      1,301,401
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.2%
   Host Marriott
      6.375%, 03/15/15 ..............................     150,000       142,687
   Kimco Realty
      4.904%, 02/18/15 ..............................     220,000       215,228
                                                                    -----------
                                                                        357,915
                                                                    -----------
STEEL & STEEL WORKS -- 0.4%
   AK Steel
      7.875%, 02/15/09 ..............................     125,000       114,688
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 3.6%
   Comcast
      5.300%, 01/15/14 ..............................     375,000       380,633
   Verizon New England
      6.500%, 09/15/11 ..............................     650,000       702,427
                                                                    -----------
                                                                      1,083,060
                                                                    -----------
TRANSPORTATION -- 0.5%
   General Maritime
      10.000%, 03/15/13 .............................     150,000       163,125
                                                                    -----------
WHOLESALE -- 0.5%
   Proctor & Gamble
      5.800%, 08/15/34 ..............................     155,000       166,447
                                                                    -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $12,643,470) ............................                12,589,563
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 31.4%
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                          ------        ------
   Federal Home Loan Mortgage Corporation Gold
      6.500%, 03/01/32 ..............................  $  381,150   $   398,025
      6.500%, 12/01/32 ..............................     483,529       502,982
      6.000%, 12/01/32 ..............................     149,313       153,419
      6.000%, 07/01/33 ..............................     462,043       474,751
      6.000%, 11/01/33 ..............................     993,567     1,020,675
      4.500%, 07/01/19 ..............................     562,429       557,309
   Federal National Mortgage Association
      6.000%, 02/01/14 ..............................     344,752       357,753
      6.000%, 09/01/17 ..............................     307,565       318,888
      5.500%, 07/01/18 ..............................     199,853       204,749
      5.500%, 11/01/18 ..............................     549,003       560,513
      5.500%, 04/01/33 ..............................   1,497,758     1,513,759
      5.500%, 09/01/33 ..............................   1,318,121     1,332,287
      5.000%, 07/01/18 ..............................     340,531       343,420
      5.000%, 09/01/18 ..............................     607,806       612,963
      5.000%, 12/01/19 ..............................     474,605       478,299
      5.000%, 06/01/33 ..............................     239,449       237,794
   Government National Mortgage Association
      6.000%, 11/15/31 ..............................     421,898       435,741
                                                                    -----------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (Cost $9,525,906) .............................                 9,503,327
                                                                    -----------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 9.5%
--------------------------------------------------------------------------------
   United States Treasury Bond
      6.000%, 02/15/26 ..............................     360,000       425,966
   United States Treasury Notes
      5.000%, 08/15/11 ..............................   1,100,000     1,161,316
      4.750%, 11/15/08 ..............................     480,000       495,149
      4.625%, 05/15/06 ..............................     315,000       318,864
      3.500%, 11/15/06 ..............................     470,000       469,688
                                                                    -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $2,861,476) .............................                 2,870,983
                                                                    -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.6%
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                          ------        ------
   Federal Home Loan Bank
      3.010%, 02/22/07 ..............................  $  510,000   $   508,834
      2.980%, 02/22/07 ..............................     375,000       373,555
   Federal Home Loan Mortgage Corporation
      4.875%, 11/15/13 ..............................     350,000       358,369
   Federal National Mortgage Association
      6.375%, 06/15/09 ..............................     425,000       460,186
      3.250%, 06/28/06 ..............................     300,000       298,201
                                                                    -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $1,994,515) .............................                 1,999,145
                                                                    -----------
--------------------------------------------------------------------------------
 OTHER MORTGAGE-BACKED OBLIGATIONS -- 5.8%
--------------------------------------------------------------------------------
   Morgan Stanley Capital I, Ser 2004-HQ3, Cl A2
      4.050%, 01/13/41 ..............................     400,000       392,755
   Saxon Asset Securities Trust, Ser 2003-3, Cl AF2
      2.820%, 12/25/33 ..............................     145,336       144,965
   Commercial Mortgage Pass-Through Certificate,
      Ser 2004-LB4A, Cl A2
      4.049%, 10/15/37 ..............................     565,000       554,543
   LB-UBS Commercial Mortgage Trust,
      Ser 2004-C2, Cl A2
      3.246%, 03/15/29 ..............................     325,000       311,974
   Residential Asset Securitization Trust,
      Ser 2003-A6, Cl A1
      4.500%, 07/25/33 ..............................     354,356       349,792
                                                                    -----------
   TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
      (Cost $1,794,135) .............................                 1,754,029
                                                                    -----------
--------------------------------------------------------------------------------
 TAXABLE MUNICIPAL BOND -- 1.2%
--------------------------------------------------------------------------------
   Fiscal Year 2005 Securitization Corporation New York,
      Special Obligations Bond, Ser B
      3.510%, 10/01/12
      (Cost $383,545) ...............................     385,000       384,038
                                                                    -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.7%
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                          ------        ------
   Morgan Stanley
      2.500%, dated 04/29/05, to be repurchased
      on 05/02/05, repurchase price $830,692
      (collateralized by U.S. Treasury obligation,
      par value $655,918, 3.625%, 01/15/08,
      with a total market value $847,146)
      (Cost $830,519) ...............................    $830,519   $   830,519
                                                                    -----------
   TOTAL INVESTMENTS -- 98.8%
      (Cost $30,033,566) ............................                29,931,604
                                                                    -----------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 1.2%
--------------------------------------------------------------------------------
   Investment Advisory Fees Payable .................                   (11,127)
   Administration Fees Payable ......................                    (6,487)
   Income Distribution Payable ......................                    (2,115)
   Trustees' Fees Payable ...........................                    (1,555)
   Other Assets and Liabilities, Net ................                   374,796
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ...............                   353,512
                                                                    -----------
   NET ASSETS -- 100.0% .............................               $30,285,116
                                                                    ===========
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ..................................               $30,347,510
   Undistributed net investment income ..............                    14,927
   Accumulated net realized gain on investments .....                    24,641
   Net unrealized depreciation on investments .......                  (101,962)
                                                                    -----------
   NET ASSETS .......................................               $30,285,116
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .....                 2,990,663
                                                                    ===========
   NET ASSET VALUE, Offering and Redemption
      Price Per Share -- Institutional Class ........                    $10.13
                                                                         ======

  CL  CLASS
 MTN  MEDIUM TERM NOTE
 SER  SERIES




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
At April 30, 2005 the diversification of the Portfolio was as follows:

                                                       % OF
PORTFOLIO DIVERSIFICATION                             NET ASSETS       VALUE
-------------------------                             ----------     ---------
CORPORATE OBLIGATIONS
Financial Services ..................................    15.4%     $ 4,657,827
Petroleum & Fuel Products ...........................     4.3%       1,301,401
Miscellaneous Business Services .....................     4.1%       1,243,710
Telephones & Telecommunications .....................     3.6%       1,083,060
Commercial Banks ....................................     3.4%       1,015,072
Medical Products & Services .........................     2.6%         789,970
Building & Construction .............................     1.6%         497,050
Electrical Services .................................     1.4%         411,718
Real Estate Investment Trusts .......................     1.2%         357,915
Drugs ...............................................     1.0%         301,576
Automotive ..........................................     0.8%         241,004
Wholesale ...........................................     0.5%         166,447
Transportation ......................................     0.5%         163,125
Coal Mining .........................................     0.5%         150,000
Steel & Steel Works .................................     0.4%         114,688
Paper & Forest Products .............................     0.3%          95,000
                                                        -----      -----------
TOTAL CORPORATE OBLIGATIONS .........................    41.6%      12,589,563
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS .........    31.4%       9,503,327
U.S. TREASURY OBLIGATIONS ...........................     9.5%       2,870,983
U.S. GOVERNMENT AGENCY OBLIGATIONS ..................     6.6%       1,999,145
OTHER MORTGAGE-BACKED OBLIGATIONS ...................     5.8%       1,754,029
TAXABLE MUNICIPAL BOND ..............................     1.2%         384,038
REPURCHASE AGREEMENT ................................     2.7%         830,519
                                                        -----      -----------
TOTAL INVESTMENTS ...................................    98.8%      29,931,604
TOTAL OTHER ASSETS AND LIABILITIES ..................     1.2%         353,512
                                                        -----      -----------
NET ASSETS ..........................................   100.0%     $30,285,116
                                                        =====      ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 FOREIGN COMMON STOCK -- 90.3%
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------        -------
AUSTRALIA -- 2.0%
   Brambles Industries ..............................     184,000   $ 1,127,785
                                                                    -----------
FINLAND -- 4.1%
   Fortum ...........................................      25,000       379,864
   Huhtamaki* .......................................      50,600       794,320
   Neste Oil* .......................................      48,450     1,085,812
                                                                    -----------
                                                                      2,259,996
                                                                    -----------
FRANCE -- 5.7%
   AXA ..............................................      44,800     1,098,283
   BNP Paribas ......................................      14,400       946,219
   Total ............................................       5,000     1,113,449
                                                                    -----------
                                                                      3,157,951
                                                                    -----------
GERMANY -- 9.4%
   Adidas-Salomon ...................................       7,500     1,162,828
   Deutsche Bank ....................................      12,100       985,033
   E.ON ADR .........................................      35,700     1,010,310
   Hannover Rueckversicherung .......................      27,300     1,017,468
   Linde ............................................      16,100     1,063,745
                                                                    -----------
                                                                      5,239,384
                                                                    -----------
HONG KONG -- 5.2%
   China Mobile Hong Kong ...........................     210,000       727,315
   CNOOC ADR ........................................      20,000     1,076,400
   Li & Fung ........................................     574,300     1,097,651
                                                                    -----------
                                                                      2,901,366
                                                                    -----------
ITALY -- 5.0%
   ENI ..............................................      44,600     1,123,320
   Indesit ..........................................      50,500       690,397
   Telecom Italia (savings)* ........................     343,337       966,247
                                                                    -----------
                                                                      2,779,964
                                                                    -----------
JAPAN -- 16.2%
   Daikin Industries ................................      36,000       899,013
   East Japan Railway ...............................         210     1,092,885
   Mitsubishi Tokyo Financial Group .................         115       997,474

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------        -------
JAPAN -- CONTINUED
   Nomura Holdings ..................................      68,000   $   867,864
   NTT DoCoMo .......................................         490       756,613
   Ricoh ............................................      47,000       749,921
   Rohm .............................................       9,000       848,401
   Suzuki Motor .....................................      54,700       933,782
   Toppan Printing ..................................      91,000       994,005
   Toray Industries .................................     197,000       878,769
                                                                    -----------
                                                                      9,018,727
                                                                    -----------
NETHERLANDS -- 3.5%
   ING Groep ........................................      36,856     1,003,926
   Koninklijke Philips Electronics ..................      39,400       972,513
                                                                    -----------
                                                                      1,976,439
                                                                    -----------
SOUTH KOREA -- 1.8%
   Samsung Electronics ..............................       2,244     1,017,238
                                                                    -----------
SPAIN -- 4.6%
   Banco Santander Central Hispano ..................      87,500     1,018,886
   Endesa ...........................................      35,100       764,876
   Repsol YPF ADR ...................................      31,400       794,106
                                                                    -----------
                                                                      2,577,868
                                                                    -----------
SWEDEN -- 8.0%
   Assa Abloy, Cl B .................................      57,021       736,292
   Brostrom, Cl B ...................................      35,000       550,191
   Nordea Bank ......................................     110,000     1,042,135
   Telefonaktiebolaget LM Ericsson ADR ..............      37,100     1,092,595
   Volvo ............................................      25,300     1,022,681
                                                                    -----------
                                                                      4,443,894
                                                                    -----------
SWITZERLAND -- 5.5%
   Credit Suisse Group ..............................      25,600     1,073,073
   Nestle ...........................................       4,050     1,064,850
   Novartis .........................................      19,700       958,150
                                                                    -----------
                                                                      3,096,073
                                                                    -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------        -------
UNITED KINGDOM -- 19.3%
   Anglo American ...................................      39,500   $   875,867
   Aviva ............................................      84,747       953,341
   Barclays .........................................      84,100       862,540
   BP ADR ...........................................      18,100     1,102,290
   Gallaher Group ...................................      59,100       917,670
   HSBC Holdings (HKD) ..............................      65,715     1,053,692
   Rio Tinto ........................................      20,274       612,181
   Scottish & Southern Energy .......................      61,300     1,097,591
   Smith & Nephew ...................................     104,000     1,067,629
   Tesco ............................................     186,678     1,098,127
   Vodafone Group ...................................     425,805     1,108,041
                                                                    -----------
                                                                     10,748,969
                                                                    -----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $40,734,553) ............................                50,345,654
                                                                    -----------
--------------------------------------------------------------------------------
 REGISTERED INVESTMENT COMPANY -- 4.0%
--------------------------------------------------------------------------------
   iShares MSCI Japan Index Fund
      (Cost $2,063,556) .............................     221,200     2,267,300
                                                                    -----------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 3.8%
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT
                                                          ------
   Morgan Stanley
      2.500%, dated 04/29/05, to be repurchased
      on 05/02/05, repurchase price $2,101,912
      (collateralized by U.S. Treasury obligation,
      par value $1,659,677, 3.625%, 01/15/08,
      with a total market value $2,143,545)
      (Cost $2,101,474) .............................   $2,101,474    2,101,474
                                                                    -----------
   TOTAL INVESTMENTS -- 98.1%
      (Cost $44,899,583) ............................                54,714,428
                                                                    -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 1.9%
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                       -------
   Investment Advisory Fees Payable .................               $   (46,446)
   Administration Fees Payable ......................                   (12,185)
   Cash Overdraft ...................................                   (11,295)
   Trustees' Fee Payable ............................                    (3,115)
   Recievable for Investment Securities Sold ........                   718,422
   Other Assets and Liabilities, Net ................                   386,472
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ...............                 1,031,853
                                                                    -----------
   NET ASSETS -- 100.0% .............................               $55,746,281
                                                                    ===========
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ..................................               $49,646,418
   Undistributed net investment income ..............                   282,485
   Accumulated net realized loss on investments .....                (4,001,051)
   Net unrealized appreciation on investments .......                 9,814,845
   Net unrealized appreciation on forward
      foreign currency contracts,
      foreign currencies and translation of
      other assets and liabilities
      denominated in foreign currencies .............                     3,584
                                                                    -----------
   NET ASSETS .......................................               $55,746,281
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .....                 4,070,988
                                                                    ===========
   NET ASSET VALUE, Offering and Redemption
      Price Per Share -- Institutional Class ........                    $13.69
                                                                         ======
   *  NON-INCOME PRODUCING SECURITY
 ADR  AMERICAN DEPOSITARY RECEIPT
  CL  CLASS
 HKD  HONG KONG DOLLAR




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
At April 30, 2005 the diversification of the Portfolio was as follows:

                                                         % OF
SECTOR DIVERSIFICATION                                 NET ASSETS       VALUE
------------------------                               ----------      -------
FOREIGN COMMON STOCK
Banks .................................................   10.9%      $6,074,377
Petroleum Exploration .................................    6.0        3,322,581
Financial Services ....................................    5.3        2,970,073
Electrical Services ...................................    5.2        2,872,777
Insurance .............................................    4.6        2,582,990
Telephones & Telecommunications .......................    4.4        2,450,175
Specialty Machinery ...................................    4.3        2,399,202
Petroleum & Fuel Products .............................    4.0        2,250,370
Consumer Products .....................................    3.7        2,041,597
Food, Beverage & Tobacco ..............................    3.6        1,982,520
Automotive ............................................    3.4        1,956,463
Transportation Services ...............................    3.0        1,677,976
Metals & Mining .......................................    2.0        1,108,041
Petroleum Refining ....................................    2.0        1,102,290
Retail ................................................    2.0        1,098,127
Wholesalers ...........................................    2.0        1,097,651
Railroads .............................................    2.0        1,092,885
Communications Equipment ..............................    2.0        1,092,595
Health Care ...........................................    1.9        1,067,629
Professional Services .................................    1.9        1,063,745
Commercial Banks ......................................    1.9        1,042,135
Machinery .............................................    1.8        1,017,238
Printing & Publishing .................................    1.8          994,005
Drugs .................................................    1.7          958,150
Specialty Construction ................................    1.6          899,013
Securities Brokerage/Dealers ..........................    1.6          875,867
Computers & Services ..................................    1.5          862,540
Semi Conductors .......................................    1.5          848,401
Paper & Paper Products ................................    1.4          794,320
Office Furniture & Fixtures ...........................    1.3          749,921
                                                         -----      -----------
TOTAL FOREIGN COMMON STOCK ............................   90.3       50,345,654
REGISTERED INVESTMENT COMPANY .........................    4.0        2,267,300
REPURCHASE AGREEMENT ..................................    3.8        2,101,474
                                                         -----      -----------
TOTAL INVESTMENTS .....................................   98.1       54,714,428
TOTAL OTHER ASSETS AND LIABILITIES ....................    1.9        1,031,853
                                                         -----      -----------
NET ASSETS ............................................  100.0%     $55,746,281
                                                         =====      ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       THE TS&W PORTFOLIOS FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                                          FIXED   INTERNATIONAL
                                             EQUITY      INCOME      EQUITY
                                            PORTFOLIO   PORTFOLIO   PORTFOLIO
                                            ---------   ---------   ---------
INVESTMENT INCOME
Dividends ............................... $   657,826   $      --  $  824,051
Interest ................................       8,265     695,055      33,973
Less: Foreign Taxes Withheld ............      (7,297)         --     (93,827)
                                          -----------   ---------  ----------
   TOTAL INCOME .........................     658,794     695,055     764,197
                                          -----------   ---------  ----------
EXPENSES
Investment Advisory Fees ................     177,291      66,825     301,600
Administration Fees .....................      58,921      37,033      75,142
Transfer Agent Fees .....................      20,418      17,317      24,833
Legal Fees ..............................       9,035       5,032      11,855
Filing and Registration Fees ............       8,746       8,530       9,159
Audit Fees ..............................       8,189       5,084      10,128
Printing Fees ...........................       6,101       3,644       7,534
Shareholder Servicing Fees ..............       5,882       1,944       4,644
Trustees' Fees ..........................       3,715       2,455       5,348
Custodian Fees ..........................       2,413       1,472      20,823
Other Expenses ..........................       5,351       8,064      10,391
                                          -----------   ---------  ----------
   NET EXPENSES .........................     306,062     157,400     481,457
                                          -----------   ---------  ----------
NET INVESTMENT INCOME ...................     352,732     537,655     282,740
                                          -----------   ---------  ----------
NET REALIZED GAIN (LOSS) ON:
   Investments ..........................   2,973,770      24,931     935,385
   Foreign Currency Transactions ........          --          --     (36,580)
                                          -----------   ---------  ----------

NET REALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS ........   2,973,770      24,931     898,805
                                          -----------   ---------  ----------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION) ON:
Investments .............................  (1,401,791)   (450,124)  3,112,068
Foreign Currency Transactions ...........          --          --      (5,074)
                                          -----------   ---------  ----------
NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) ......................  (1,401,791)   (450,124)  3,106,994
                                          -----------   ---------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY .   1,571,979    (425,193)  4,005,799
                                          -----------   ---------  ----------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ........... $ 1,924,711   $ 112,462  $4,288,539
                                          ===========   =========  ==========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                              ENDED
                                                            APRIL 30,   YEAR ENDED
                                                              2005      OCTOBER 31,
                                                           (UNAUDITED)     2004
                                                          ------------  -----------
OPERATIONS:
   Net Investment Income ................................ $   352,732  $   396,442
   Net Realized Gain on Investments .....................   2,973,770    3,063,237
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .....................................  (1,401,791)   2,755,926
                                                          -----------  -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ....................................   1,924,711    6,215,605
                                                          -----------  -----------
DIVIDENDS AND DISTRIBUTION:
   Net Investment Income ................................    (325,447)    (382,077)
                                                          -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ...............................................   1,429,192    5,590,304
   In Lieu of Cash Distributions ........................     311,745      368,503
   Redeemed .............................................  (4,125,330)  (8,294,294)
                                                          -----------  -----------
   NET DECREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .........................  (2,384,393)  (2,335,487)
                                                          -----------  -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..............    (785,129)   3,498,041
                                                          -----------  -----------
NET ASSETS:
   Beginning of Period ..................................  47,135,394   43,637,353
                                                          -----------  -----------
   End of Period (including undistributed net investment
     income of $53,251 and $25,966, respectively) ....... $46,350,265  $47,135,394
                                                          ===========  ===========
SHARE TRANSACTIONS:
   Issued ...............................................     115,866      501,095
   In Lieu of Cash Distributions ........................      24,924       33,137
   Redeemed .............................................    (333,090)    (744,102)
                                                          -----------  -----------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .................................    (192,300)    (209,870)
                                                          ===========  ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                              ENDED
                                                            APRIL 30,   YEAR ENDED
                                                              2005      OCTOBER 31,
                                                           (UNAUDITED)     2004
                                                          ------------  -----------
OPERATIONS:
   Net Investment Income ................................ $   537,655  $ 1,026,253
   Net Realized Gain on Investments .....................      24,931      471,688
   Net Change in Unrealized Depreciation
     on Investments .....................................    (450,124)     (59,790)
                                                          -----------  -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ....................................     112,462    1,438,151
                                                          -----------  -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ................................    (523,471)  (1,040,193)
   Net Realized Gain ....................................    (438,443)  (1,049,600)
                                                          -----------  -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ....................    (961,914)  (2,089,793)
                                                          -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ...............................................   1,435,948    4,050,045
   In Lieu of Cash Distributions ........................     942,320    2,151,231
   Redeemed .............................................  (1,108,031)  (7,461,523)
                                                          -----------  -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .........................   1,270,237   (1,260,247)
                                                          -----------  -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS ............     420,785   (1,911,889)
                                                          -----------  -----------
NET ASSETS:
   Beginning of Period ..................................  29,864,331   31,776,220
                                                          -----------  -----------
   End of Period (including undistributed net investment
     income of $14,927 and 743, respectively) ........... $30,285,116  $29,864,331
                                                          ===========  ===========
SHARE TRANSACTIONS:
   Issued ...............................................     140,282      391,049
   In Lieu of Cash Distributions ........................      92,266      207,709
   Redeemed .............................................    (108,508)    (720,620)
                                                          -----------  -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .................................     124,040     (121,862)
                                                          ===========  ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                              ENDED
                                                            APRIL 30,   YEAR ENDED
                                                              2005      OCTOBER 31,
                                                           (UNAUDITED)     2004
                                                          ------------  -----------
OPERATIONS:
   Net Investment Income ................................ $   282,740  $   507,958
   Net Realized Gain on Investments and
     Foreign Currency Transactions ......................     898,805    3,730,679
   Net Change in Unrealized Appreciation
     on Investments and Foreign Currency Transactions ...   3,106,994    2,803,293
                                                          -----------  -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..........................   4,288,539    7,041,930
                                                          -----------  -----------
DIVIDENDS:
   Net Investment Income ................................    (380,660)    (453,743)
                                                          -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ...............................................   2,079,210    2,384,577
   In Lieu of Cash Distributions ........................     372,300      446,302
   Redemption Fees -- Note 2 ............................       2,032        8,461
   Redeemed .............................................  (9,044,809) (17,261,783)
                                                          -----------  -----------
   NET DECREASE IN NET ASSETS FROM
       CAPITAL SHARE TRANSACTIONS .......................  (6,591,267) (14,422,443)
                                                          -----------  -----------
     TOTAL DECREASE IN NET ASSETS .......................  (2,683,388)  (7,834,256)
                                                          -----------  -----------
NET ASSETS:
   Beginning of Period ..................................  58,429,669   66,263,925
                                                          -----------  -----------
   End of Period (including undistributed net investment
     income of $282,485 and $380,405, respectively) ..... $55,746,281  $58,429,669
                                                          ===========  ===========
SHARE TRANSACTIONS:
   Issued ...............................................     149,662      189,335
   In Lieu of Cash Distributions ........................      26,126       36,884
   Redeemed .............................................    (641,338)  (1,374,748)
                                                          -----------  -----------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .................................    (465,550)  (1,148,529)
                                                          ===========  ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                SIX MONTHS
                                   ENDED
                                 APRIL 30,              YEARS ENDED OCTOBER 31,
                                   2005      ------------------------------------------------
                                (UNAUDITED)    2004       2003    2002(1)    2001       2000
                                -----------  -------    -------   -------   -------   -------
Net Asset Value,
   Beginning of Period .......... $ 11.82    $ 10.40    $  8.63   $ 11.05   $ 13.99   $ 15.42
                                  -------    -------    -------   -------   -------   -------
Income from Operations
   Net Investment Income ........    0.09(2)    0.10(2)    0.08      0.07      0.08      0.14
   Net Realized and
     Unrealized Gain (Loss) .....    0.40(2)    1.41(2)    1.77     (2.17)    (1.16)     0.07
                                  -------    -------    -------   -------   -------   -------
Total from Operations ...........    0.49       1.51       1.85     (2.10)    (1.08)     0.21
                                  -------    -------    -------   -------   -------   -------
Dividends and Distributions:
   Net Investment Income ........   (0.09)     (0.09)     (0.08)    (0.07)    (0.11)    (0.13)
   Net Realized Gain ............      --         --         --     (0.25)    (1.75)    (1.51)
                                  -------    -------    -------   -------   -------   -------
     Total Dividends and
       Distributions ............   (0.09)     (0.09)     (0.08)    (0.32)    (1.86)    (1.64)
                                  -------    -------    -------   -------   -------   -------
Net Asset Value, End of Period .. $ 12.22    $ 11.82    $ 10.40   $  8.63   $ 11.05   $ 13.99
                                  =======    =======    =======   =======   =======   =======
TOTAL RETURN+ ...................    4.10%*    14.60%     21.49%   (19.68)%   (8.79)%    1.83%
                                  =======    =======    =======   =======   =======   =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .................. $46,350    $47,135    $43,637   $43,736   $57,890   $70,196
Ratio of Expenses to
   Average Net Assets ...........    1.29%**    1.22%      1.24%     1.22%     1.19%     1.06%
Ratio of Net Investment Income
   to Average Net Assets ........    1.49%**    0.85%      0.84%     0.62%     0.63%     0.99%
Portfolio Turnover Rate .........      24%        31%        50%       33%       42%       42%

 + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
 *  NOT ANNUALIZED.
**  ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM TS&W EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR PORTFOLIO, THE UAM TS&W EQUITY PORTFOLIO. SEE NOTE 1 IN NOTES TO THE FINANCIAL STATEMENTS.
(2) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                SIX MONTHS
                                   ENDED
                                 APRIL 30,              YEARS ENDED OCTOBER 31,
                                   2005      ------------------------------------------------
                                (UNAUDITED)    2004       2003    2002(1)    2001       2000
                                -----------  -------    -------   -------   -------   -------
Net Asset Value,
   Beginning of Period .......... $ 10.42    $ 10.63    $ 10.81   $ 10.81   $ 10.09   $ 10.07
                                  -------    -------    -------   -------   -------   -------
Income from Operations
   Net Investment Income ........    0.18(2)    0.34(2)    0.38      0.47      0.58      0.59
   Net Realized and Unrealized
     Gain (Loss) ................   (0.14)(2)   0.14(2)    0.04      0.01+     0.72      0.02+
                                  -------    -------    -------   -------   -------   -------
Total from Operations ...........    0.04       0.48       0.42      0.48      1.30      0.61
                                  -------    -------    -------   -------   -------   -------
Dividends and Distributions:
   Net Investment Income ........   (0.18)     (0.34)     (0.38)    (0.48)    (0.58)    (0.59)
   Net Realized Gain ............   (0.15)     (0.35)     (0.22)       --        --        --
                                  -------    -------    -------   -------   -------   -------
     Total Dividends and
       Distributions ............   (0.33)     (0.69)     (0.60)    (0.48)    (0.58)    (0.59)
                                  -------    -------    -------   -------   -------   -------
Net Asset Value, End of Period .. $ 10.13    $ 10.42    $ 10.63   $ 10.81   $ 10.81   $ 10.09
                                  =======    =======    =======   =======   =======   =======
TOTAL RETURN++ ..................    0.38%**    4.77%      3.94%     4.66%    13.21%     6.27%
                                  =======    =======    =======   =======   =======   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .................. $30,285    $29,864    $31,776   $38,212   $46,197   $52,774
Ratio of Expenses to
   Average Net Assets ...........    1.06%***   0.98%      0.98%     1.03%     0.88%     0.81%
Ratio of Net Investment Income
   to Average Net Assets ........    3.62%***   3.27%      3.36%     4.49%*    5.56%     5.93%
Portfolio Turnover Rate .........      44%        89%        88%       42%       36%       38%

  + THE AMOUNTS SHOWN FOR THE YEARS ENDED OCTOBER 31, 2002 AND OCTOBER 31, 2000
    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DO NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THOSE PERIODS BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
  * THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES HAD NO PER SHARE EFFECT. THE PORTFOLIO'S RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.45% WITH THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES FOR THE YEAR ENDED OCTOBER 31, 2002. RATIOS FOR PRIOR PERIODS HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
 ** NOT ANNUALIZED.
*** ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W FIXED INCOME PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM TS&W FIXED INCOME PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W FIXED INCOME PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR PORTFOLIO, THE UAM TS&W FIXED INCOME PORTFOLIO. SEE
    NOTE 1 IN NOTES TO THE FINANCIAL STATEMENTS.
(2) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                SIX MONTHS
                                   ENDED
                                 APRIL 30,              YEARS ENDED OCTOBER 31,
                                   2005      ------------------------------------------------
                                (UNAUDITED)    2004       2003    2002(1)    2001       2000
                                -----------  -------    -------   -------   -------   -------
Net Asset Value,
   Beginning of Period .......... $ 12.88    $ 11.66    $  9.29   $ 10.68   $ 19.80  $  20.17
                                  -------    -------    -------   -------   -------  --------
Income from Operations
   Net Investment Income ........    0.06(2)    0.09(2)    0.08      0.04      0.05      0.02
   Net Realized and Unrealized
     Gain (Loss) ................    0.83(2)    1.21(2)    2.31     (1.40)    (4.72)     1.50
                                  -------    -------    -------   -------   -------  --------
Total from Operations ...........    0.89       1.30       2.39     (1.36)    (4.67)     1.52
                                  -------    -------    -------   -------   -------  --------
Redemption Fees .................      --+        --+        --+       --+     0.01      0.05
                                  -------    -------    -------   -------   -------  --------
Dividends and Distributions:
   Net Investment Income ........   (0.08)     (0.08)     (0.02)    (0.03)    (0.04)    (0.08)
   Net Realized Gain ............      --         --         --        --     (4.42)    (1.86)
                                  -------    -------    -------   -------   -------  --------
     Total Dividends and
       Distributions ............   (0.08)     (0.08)     (0.02)    (0.03)    (4.46)    (1.94)
                                  -------    -------    -------   -------   -------  --------
Net Asset Value, End of Period .. $ 13.69    $ 12.88    $ 11.66   $  9.29   $ 10.68  $  19.80
                                  =======    =======    =======   =======   =======  ========
TOTAL RETURN++ ..................    6.92%*    11.21%     25.78%   (12.78)%  (29.81)%    7.16%
                                  =======    =======    =======   =======   =======  ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .................. $55,746    $58,430    $66,264   $63,655   $80,171  $115,479
Ratio of Expenses to
   Average Net Assets ...........    1.60%**    1.51%      1.51%     1.45%     1.43%     1.36%
Ratio of Net Investment Income
   to Average Net Assets ........    0.94%**    0.74%      0.87%     0.33%     0.35%     0.08%
Portfolio Turnover Rate .........       7%        20%        12%       22%       26%       26%

  + AMOUNT WAS LESS THAN $0.01 PER SHARE.
 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
  * NOT ANNUALIZED.
 ** ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W INTERNATIONAL EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM TS&W INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W INTERNATIONAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR PORTFOLIO, THE UAM TS&W INTERNATIONAL EQUITY PORTFOLIO.
(2) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 portfolios. The financial statements herein are those of the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolios.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------
     maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolios are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolios seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolios' Board of Trustees (the "Board"). The Portfolios' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities in the International Equity Portfolio that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the International Equity Portfolio calculates net asset value, it may request that a Committee Meeting be called. In addition, the Portfolios' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the

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THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------
     International Equity Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the International Equity Portfolio that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

     The TS&W International Equity Portfolio use FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolios value their non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the adviser or any sub-adviser to the Portfolios believes that the fair values provided by FT are not reliable, the adviser or sub-adviser contacts the Portfolio's administrator and requests that a meeting of the Committee be held.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------
     FOREIGN CURRENCY TRANSLATION -- The books and records of the TS&W International Equity Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The TS&W International Equity Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the TS&W International Equity Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The TS&W International Equity Portfolio may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the TS&W International Equity Portfolio as unrealized gain or loss. The TS&W International Equity Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. At April 30, 2005 there were no open forward foreign currency exchange contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the Portfolios of the Trust based on the number of Portfolios and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The TS&W Equity Portfolio distributes substantially all of its net investment income, if any, quarterly. The TS&W Fixed Income Portfolio declares all of its net investment income, if any, daily and distributes it monthly. The TS&W International Equity Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

     OTHER -- The TS&W International Equity Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2005 there were $2,032 in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENT
   AGREEMENTS:

The Portfolios and the Administrator, a wholly-owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets. For the six months ended April 30, 2005, the Administrator was paid 0.25% on the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolios that were serviced by the financial representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolios' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------
All fees in excess of this calculated amount are paid by Thompson, Siegal & Walmsey, Inc. (the "Adviser").

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser, an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the average daily net assets for the month, as follows.

     TS&W PORTFOLIOS                                              RATE
     ---------------                                            ---------
     Equity ..................................................    0.75%
     Fixed Income ............................................    0.45%
     International Equity ....................................    1.00%

For each Portfolio, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios total annual operating expenses from exceeding 1.50%, 1.25%, and 1.75% of the average daily net assets of TS&W Equity Portfolio, TS&W Fixed Income Portfolio, and TS&W International Equity Portfolio, respectively.

Union Bank of California, N.A. acts as Custodian (the "Custodian") for the Portfolios. The Custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2005, the purchases and sales and maturities of investment securities other than long-term U.S. Government and short-term securities were:

                                                                    SALES AND
TS&W PORTFOLIOS                                    PURCHASES       MATURITIES
---------------                                   -----------     ------------
Equity .........................................  $11,100,230      $12,648,093
Fixed Income ...................................    6,272,150        8,743,397
International Equity ...........................    4,248,256       12,820,284

Purchases and sales and maturities of long-term U.S. Government securities were $5,976,490 and $4,268,288, respectively for the TS&W Fixed Income Portfolio. There were no purchases or sales and maturities of long-term U.S. Government securities for the TS&W Equity Portfolio or the TS&W International Equity Portfolio.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. The differences are primarily due to a reclass of distributions between ordinary and short-term capital gains, GNMA paydowns and foreign currency gains or losses for tax purposes.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                         ORDINARY      LONG-TERM
TS&W PORTFOLIOS                           INCOME     CAPITAL GAIN      TOTAL
---------------                         ----------   ------------      ------
Equity
   2004 ............................... $  382,077     $     --    $   382,077
   2003 ...............................    368,133           --        368,133
Fixed Income
   2004 ...............................  1,164,660      925,133      2,089,793
   2003 ...............................  1,484,161      581,214      2,065,375
International Equity
   2004 ...............................    453,743           --        453,743
   2003 ...............................    134,769           --        134,769

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------
As of October 31, 2004, the components of Distributable Earnings were as follows:

                                                     TS&W PORTFOLIOS
                                           ---------------------------------------
                                                                     INTERNATIONAL
                                             EQUITY    FIXED INCOME     EQUITY
                                             ------    ------------  -------------
Undistributed Ordinary Income ..........  $    25,966     $ 85,873   $   380,405
Undistributed Long-Term Capital Gain ...           --      438,153            --
Capital Loss Carryforwards .............   (3,194,123)          --    (4,899,856)
Unrealized Appreciation ................    7,581,140      348,162     6,711,435
Other Temporary Differences ............           --      (85,130)           --
                                          -----------     --------   -----------
Total Distributable Earnings ...........  $ 4,412,983     $787,058   $ 2,191,984
                                          ===========     ========   ===========

For Federal income tax purposes, capital carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                                  TOTAL CAPITAL
                                                                      LOSS
                                     EXPIRES        EXPIRES        CARRYFORWARD
TS&W PORTFOLIOS                        2011           2010          10/31/04
---------------                      -------        -------        ------------
Equity ........................... $1,287,958     $1,906,165         $3,194,123
International Equity .............  4,899,856             --          4,899,856

During the year ended October 31, 2004, TS&W Equity Portfolio and TS&W International Equity Portfolio utilized $2,911,775 and $3,858,066, respectively, of capital loss carryforwards to offset capital gains.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolios at April 30, 2005 were as follows:

                                     AGGREGATE GROSS AGGREGATE GROSS NET UNREALIZED
                           FEDERAL     UNREALIZED      UNREALIZED     APPRECIATION/
TS&W PORTFOLIOS           TAX COST    APPRECIATION    DEPRECIATION   (DEPRECIATION)
---------------           --------    ------------    ------------   --------------
Equity ................. $39,904,373  $ 7,441,321    $(1,240,471)     $6,200,850
Fixed Income ...........  30,033,566      246,165       (348,127)       (101,962)
International Equity ...  44,899,583   12,169,649     (2,354,804)      9,814,845

8. CONCENTRATION OF RISK:

At April 30, 2005, the net assets of the TS&W International Equity Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------
When the TS&W International Equity Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the TS&W International Equity Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The TS&W International Equity Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The TS&W International Equity Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9. OTHER:

At April 30, 2005, the percentage of total shares outstanding held by shareholders for each Portfolio, which comprised of an omnibus account that was held on behalf of several individual shareholders was as follows:

                                                        NO. OF          %
TS&W PORTFOLIOS                                      SHAREHOLDERS   OWNERSHIP
---------------                                      ------------   ---------
Equity ..............................................      1            21%
Fixed Income ........................................      1            24%
International Equity ................................      1            18%

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                          DISCLOSURE OF PORTFOLIO
                                                         EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                          DISCLOSURE OF PORTFOLIO
                                                         EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------

                                   BEGINNING     ENDING              EXPENSES
                                     ACCOUNT     ACCOUNT  ANNUALIZED   PAID
                                      VALUE       VALUE     EXPENSE   DURING
                                    10/31/04     4/30/05    RATIOS    PERIOD*
------------------------------------------------------------------------------
TS&W EQUITY PORTFOLIO
------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Shares                $1,000.00   $1,041.00    1.29%     $6.53

HYPOTHETICAL 5% RETURN
Institutional Shares                 1,000.00    1,018.40    1.29       6.46
------------------------------------------------------------------------------
TS&W FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Shares                $1,000.00   $1,003.80    1.06%     $5.27

HYPOTHETICAL 5% RETURN
Institutional Shares                 1,000.00    1,019.54    1.06       5.31
------------------------------------------------------------------------------
TS&W INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Shares                $1,000.00   $1,069.20    1.60%     $8.21

HYPOTHETICAL 5% RETURN
Institutional Shares                 1,000.00    1,016.86    1.60       8.00
------------------------------------------------------------------------------


*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                           APPROVAL OF INVESTMENT
                                                          ADVISORY AGREEMENTS
                                                          (UNAUDITED)
--------------------------------------------------------------------------------
BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolios and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Portfolios may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on November 16, 2004, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Portfolios and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolios; (d) the extent to which economies of scale would be realized as the Portfolios grow; and (e) whether fee levels reflect these economies of scale for the benefit of the Portfolios' investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other service providers of the Portfolios, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Among other things, the representative provided an overview of the Adviser by reviewing key staff members and overall investment philosophy. The representative also discussed the Portfolios' investment performance over the most recent period and discussed various factors impacting each Portfolio's respective performance. The representative then discussed the profitability of the Portfolios to TS&W. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services provided by the Adviser, the Board of Trustees reviewed the portfolio management services provided by the Adviser to the Portfolios, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Portfolios.

PORTFOLIO PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Portfolios' performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Portfolios.

THE ADVISORS' INNER CIRCLE FUND                           APPROVAL OF INVESTMENT
                                                          ADVISORY AGREEMENTS
                                                          (UNAUDITED)
--------------------------------------------------------------------------------
COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Portfolios were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Portfolios and concluded that such profit levels were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Portfolios to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Portfolios was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Portfolios; and (c) agreed to renew the Agreement for another year.

                                      NOTES

                                      NOTES

                                 TS&W PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-4TSW-FUN

                                    ADVISER:
                        Thompson, Siegel & Walmsley, Inc.
                              5000 Monument Avenue
                             Richmond, VA 23230-0883

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004






          This information must be preceded or accompanied by a current prospectus for the Portfolios described.



TSW-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.